UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SRS Investment Management, LLC
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Address:   1 Bryant Park, 39th Floor
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           New York, New York 10036
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Form 13F File Number:     028-14298
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karthik R. Sarma
           --------------------------------------------------
Title:     Managing Member
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Phone:     (212) 520-7907
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Signature, Place, and Date of Signing:

        /s/ Karthik R. Sarma             New York, NY           11/14/12
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          18
                                               -------------

Form 13F Information Table Value Total:        $ 850,706
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                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALLISON TRANSMISSION HLDGS I COM            01973R101   20,136  1,000,800 SH       SOLE                 1,000,800      0    0
APPLE INC                    COM            037833100   73,382    110,000 SH       SOLE                   110,000      0    0
APPLE INC                    COM            037833100   66,710    100,000 SH  CALL SOLE                         -      0    0
AVIS BUDGET GROUP            COM            053774105  153,800 10,000,000 SH       SOLE                10,000,000      0    0
EXLSERVICE HOLDINGS INC      COM            302081104   23,600    800,000 SH       SOLE                   800,000      0    0
EXPRESS SCRIPTS HLDG CO      COM            30219G108   21,921    350,000 SH       SOLE                   350,000      0    0
FLEXTRONICS INTL LTD         ORD            Y2573F102   69,594 11,598,991 SH       SOLE                11,598,991      0    0
GENPACT LIMITED              SHS            G3922B107   51,515  3,088,400 SH       SOLE                 3,088,400      0    0
GOOGLE INC                   CL A           38259P508   52,815     70,000 SH       SOLE                    70,000      0    0
HERTZ GLOBAL HOLDINGS INC    COM            42805T105   82,380  6,000,000 SH       SOLE                 6,000,000      0    0
NIELSEN HOLDINGS N V         COM            N63218106    7,023    234,252 SH       SOLE                   234,252      0    0
PALO ALTO NETWORKS INC       COM            697435105      246      4,000 SH       SOLE                     4,000      0    0
QIHOO 360 TECHNOLOGY CO LTD  ADS            74734M109   67,122  3,044,100 SH       SOLE                 3,044,100      0    0
QLIK TECHNOLOGIES INC        COM            74733T105   53,383  2,384,252 SH       SOLE                 2,384,252      0    0
QUALCOMM INC                 COM            747525103   24,932    399,100 SH       SOLE                   399,100      0    0
REALPAGE INC                 COM            75606N109   24,860  1,100,000 SH       SOLE                 1,100,000      0    0
SERVICENOW INC               COM            81762P102    1,547     40,000 SH       SOLE                    40,000      0    0
SOLARWINDS INC               COM            83416B109   55,740  1,000,000 SH       SOLE                 1,000,000      0    0